Shareholder Fees {- Fidelity® U.S. Bond Index Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity U.S. Bond Index Fund PRO-08 | Fidelity® U.S. Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none